VARIABLE INTEREST ENTITIES AND ACQUISITIONS (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 07, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 30, 2021	Apr. 30, 2021	Nov. 05, 2020
Business Acquisition [Line Items]
Acquisition price			$ 8,639
Sanabil SA [Member]
Business Acquisition [Line Items]
Acquisition percentage	60.00%
Acquisition price	$ 332
Average life		20 years
MDS Burkina [Member]
Business Acquisition [Line Items]
Acquisition percentage						78.21%
Acquisition price		$ 6,153
MDS Mali [Member]
Business Acquisition [Line Items]
Acquisition percentage							70.35%
Acquisition price		$ 9,579
Average life		20 years
Trigola [Member]
Business Acquisition [Line Items]
Acquisition percentage								75.00%
Trigola [Member] | NIGER
Business Acquisition [Line Items]
Acquisition percentage					37.10%